REINSURANCE- SCHEDULE IV (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Life Insurance And Annuities Segment [Member]
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
Gross Amount	$ 785	$ 815	$ 802
Ceded to other companies	518	521	517
Assumed from other companies	206	195	197
Net Amount	473	489	482
Percentage of Amount Assumed to Net	43.50%	39.90%	40.90%
Accident And Health Insurance Segment [Member]
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
Gross Amount	88	93	101
Ceded to other companies	60	64	69
Assumed from other companies	13	15	16
Net Amount	41	44	48
Percentage of Amount Assumed to Net	31.70%	34.10%	33.30%
Life Insurance In Force [Member]
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
Gross Amount	409,488	396,304	378,078
Ceded to other companies	96,869	101,926	124,959
Assumed from other companies	34,361	34,738	37,124
Net Amount	346,980	329,116	290,243
Percentage of Amount Assumed to Net	9.90%	10.60%	17.70%
Total Premium [Member]
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
Gross Amount	873	908	903
Ceded to other companies	578	585	586
Assumed from other companies	219	210	213
Net Amount	$ 514	$ 533	$ 530
Percentage of Amount Assumed to Net	42.60%	39.40%	40.20%